Other Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Property and equipment, net:
Property and equipment, gross	$ 430,138	$ 467,056
Less: Accumulated depreciation	(213,373)	(217,503)
Property and equipment, net	216,765	249,553
Office building
Property and equipment, net:
Property and equipment, gross	185,547	196,223
Office building related facilities
Property and equipment, net:
Property and equipment, gross	3,119	3,298
Computers and equipment
Property and equipment, net:
Property and equipment, gross	202,877	228,599
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	12,722	13,064
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	7,747	8,139
Other
Property and equipment, net:
Property and equipment, gross	$ 18,126	$ 17,733